Cover	Dec. 12, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2019
Entity File Number	000-55393
Entity Registrant Name	New York City REIT, Inc.
Entity Central Index Key	0001595527
Entity Tax Identification Number	46-4380248
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 Fifth Avenue, 30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	405 Park Avenue, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022